TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION

The components of the income tax provision are:

Years Ended December 31,
	2025	2024	2023
Current income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total current tax expense/(benefit)	$-	$-	$-

Years Ended December 31,
	2025	2024	2023
Deferred income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total deferred tax expense/(benefit)	$-	$-	$-

Years Ended December 31,
	2025	2024	2023
Total income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total income tax expense/(benefit)	$-	$-	$-

SCHEDULE OF PROVISION FOR INCOME TAXES

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2025	2024	2023
Indonesia	$(2,535,516)	$(4,027,285)	$(1,060,197)
Foreign	(2,564,289)	(2,316,256)	(1,582,487)
Total loss before income taxes	$(5,099,805)	$(6,343,541)	$(2,642,684)

SCHEDULE OF INCOME TAXES RECONCILIATION JURISDICTION

The Company has adopted ASU 2023-09 on a retrospective basis. The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2025	2024	2023
Income/(loss) before income tax	$(5,099,805)	$(6,343,541)	$(2,642,684)
Indonesia statutory income tax rate	22%	22%	22%
Computed income tax expense/(benefit) with Indonesia statutory income tax rate	(1,121,957)	(1,395,579)	(581,391)
Domestic
Different tax rates for the TAC/KSO operations	(70,516)	(114,102)	(26,433)
Tax exemption for unrecovered expenditures on TAC/KSO operations	413,668	934,206	220,274
Expired NOL	25,629	75,919	-
Change in valuation allowance	189,158	(7,244)	80,856
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and Indonesia	563,976	506,704	292,876
Other foreign jurisdictions (HK)	42	96	13,818

Total income tax provision	$-	$-	$-

Income tax paid by jurisdiction is as follows:

Years Ended December 31,
	2025	2024	2023
Indonesia	$-	$-	$-
Hong Kong
Cayman	-	-	-
Total income tax paid	$-	$-	$-

SCHEDULE OF INCOME TAXES RECONCILIATION JURISDICTION	Income tax paid by jurisdiction is as follows:
Years Ended December 31,
	2025	2024	2023
Indonesia	$-	$-	$-
Hong Kong
Cayman	-	-	-
Total income tax paid	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2025	2024	2023
Deferred tax assets
Tax loss carry forwards	$306,453	$315,440	356,735
Allowance for credit loss	210,221	4,668	-
Unrealized foreign exchange (gain)/loss	11,683	29,384	-
Operating lease liabilities	210,818	220,410	274,292
Total deferred tax assets, gross	739,175	569,902	631,027
Less: Valuation allowance	(535,646)	(349,492)	(356,735)
Total deferred tax assets, net of valuation allowance	203,529	220,410	274,292
Net off against deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net deferred tax assets	-	-	-

Deferred tax liabilities
Operating lease right-of-use assets	(203,529)	(220,410)	(274,292)
Total deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net off against deferred tax assets	203,529	220,410	274,292
Net deferred tax liabilities	-	-	-

SCHEDULE OF CHANGES RELATED TO VALUATION ALLOWANCE

The changes related to valuation allowance are as follows:

	Years Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$349,492	$356,735	$-
Additions	196,156	41,083	356,735
Reversals	(6,998)	(48,326)	-
Foreign exchange translation adjustment	(3,004)	-	-
Balance at end of the year	$535,646	$349,492	$356,735